Quarterly Holdings Report
for

Fidelity® Disciplined Equity Fund

July 31, 2020

FDE-QTLY-0920
1.804820.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.8%
Entertainment - 3.7%
Activision Blizzard, Inc.	131,374	$10,855
Electronic Arts, Inc. (a)	50,955	7,216
Netflix, Inc. (a)	39,600	19,360
Spotify Technology SA (a)	10,600	2,733
The Walt Disney Co.	137,469	16,076
		56,240
Interactive Media & Services - 7.1%
Alphabet, Inc.:
Class A (a)	27,792	41,353
Class C (a)	12,866	19,080
Facebook, Inc. Class A (a)	162,797	41,297
InterActiveCorp (a)	8,500	1,126
Match Group, Inc. (a)	30,246	3,106
		105,962

TOTAL COMMUNICATION SERVICES		162,202

CONSUMER DISCRETIONARY - 12.8%
Diversified Consumer Services - 0.4%
Service Corp. International	131,000	5,680
Hotels, Restaurants & Leisure - 1.4%
Domino's Pizza, Inc.	13,900	5,374
Hilton Worldwide Holdings, Inc.	43,200	3,242
Planet Fitness, Inc. (a)	49,200	2,568
Starbucks Corp.	132,900	10,171
		21,355
Household Durables - 0.8%
NVR, Inc. (a)	3,200	12,576
Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc. (a)	27,014	85,491
The Booking Holdings, Inc. (a)	3,493	5,806
		91,297
Multiline Retail - 0.5%
Dollar General Corp.	40,900	7,787
Specialty Retail - 2.6%
Best Buy Co., Inc.	37,684	3,753
Floor & Decor Holdings, Inc. Class A (a)	27,000	1,779
Ross Stores, Inc.	44,700	4,008
The Home Depot, Inc.	87,111	23,127
TJX Companies, Inc.	106,636	5,544
		38,211
Textiles, Apparel & Luxury Goods - 1.0%
lululemon athletica, Inc. (a)	2,300	749
NIKE, Inc. Class B	149,500	14,593
		15,342

TOTAL CONSUMER DISCRETIONARY		192,248

CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Monster Beverage Corp. (a)	79,100	6,208
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	44,800	14,584
Food Products - 0.8%
Lamb Weston Holdings, Inc.	75,100	4,512
Mondelez International, Inc.	129,800	7,203
		11,715
Household Products - 0.1%
Procter & Gamble Co.	10,100	1,324
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	56,900	11,240

TOTAL CONSUMER STAPLES		45,071

FINANCIALS - 6.7%
Banks - 2.8%
Bank of America Corp.	616,635	15,342
JPMorgan Chase & Co.	212,900	20,575
M&T Bank Corp.	50,100	5,308
		41,225
Capital Markets - 3.0%
CME Group, Inc.	37,053	6,157
Moody's Corp.	52,000	14,628
MSCI, Inc.	38,100	14,325
S&P Global, Inc.	29,600	10,367
		45,477
Insurance - 0.9%
Aon PLC	36,600	7,511
Chubb Ltd.	51,200	6,515
		14,026

TOTAL FINANCIALS		100,728

HEALTH CARE - 17.4%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	51,600	5,288
Regeneron Pharmaceuticals, Inc. (a)	13,400	8,470
Vertex Pharmaceuticals, Inc. (a)	33,100	9,003
		22,761
Health Care Equipment & Supplies - 8.5%
Becton, Dickinson & Co.	43,841	12,334
Boston Scientific Corp. (a)	166,539	6,423
Danaher Corp.	109,000	22,214
DexCom, Inc. (a)	20,500	8,929
Edwards Lifesciences Corp. (a)	130,400	10,225
Hologic, Inc. (a)	73,200	5,108
IDEXX Laboratories, Inc. (a)	24,100	9,586
Intuitive Surgical, Inc. (a)	19,200	13,160
Masimo Corp. (a)	32,700	7,198
Neogen Corp. (a)(b)	9,100	699
Quidel Corp. (a)	7,000	1,977
ResMed, Inc.	26,000	5,265
Stryker Corp.	76,000	14,691
Varian Medical Systems, Inc. (a)	21,700	3,097
West Pharmaceutical Services, Inc.	22,400	6,023
		126,929
Health Care Providers & Services - 3.3%
Anthem, Inc.	37,062	10,148
Cigna Corp.	49,700	8,583
UnitedHealth Group, Inc.	104,096	31,518
		50,249
Health Care Technology - 0.7%
Veeva Systems, Inc. Class A (a)	38,800	10,265
Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories, Inc. Class A (a)	11,300	5,931
Bio-Techne Corp.	6,300	1,734
Bruker Corp.	107,800	4,810
Mettler-Toledo International, Inc. (a)	6,100	5,704
Thermo Fisher Scientific, Inc.	40,080	16,591
		34,770
Pharmaceuticals - 1.1%
Horizon Pharma PLC (a)	77,100	4,718
Zoetis, Inc. Class A	74,816	11,348
		16,066

TOTAL HEALTH CARE		261,040

INDUSTRIALS - 9.5%
Aerospace & Defense - 2.1%
Harris Corp.	27,000	4,545
HEICO Corp. Class A	68,700	5,259
Huntington Ingalls Industries, Inc.	32,328	5,616
Lockheed Martin Corp.	7,437	2,818
Northrop Grumman Corp.	20,000	6,500
Teledyne Technologies, Inc. (a)	19,897	6,102
		30,840
Commercial Services & Supplies - 1.4%
Cintas Corp.	40,100	12,105
Copart, Inc. (a)	91,620	8,544
		20,649
Electrical Equipment - 1.3%
AMETEK, Inc.	102,354	9,545
Generac Holdings, Inc. (a)	63,200	9,959
		19,504
Industrial Conglomerates - 1.4%
Honeywell International, Inc.	65,900	9,843
Roper Technologies, Inc.	26,900	11,633
		21,476
Machinery - 1.7%
Dover Corp.	79,262	8,158
Fortive Corp.	100,600	7,061
IDEX Corp.	42,200	6,955
ITT, Inc.	60,700	3,504
		25,678
Professional Services - 0.7%
CoStar Group, Inc. (a)	3,200	2,719
IHS Markit Ltd.	92,900	7,500
		10,219
Road & Rail - 0.9%
Norfolk Southern Corp.	37,803	7,266
Old Dominion Freight Lines, Inc.	19,550	3,574
Uber Technologies, Inc. (a)	90,500	2,739
		13,579

TOTAL INDUSTRIALS		141,945

INFORMATION TECHNOLOGY - 35.6%
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	84,700	8,958
CDW Corp.	58,300	6,777
Keysight Technologies, Inc. (a)	42,700	4,265
Zebra Technologies Corp. Class A (a)	31,800	8,928
		28,928
IT Services - 10.8%
Accenture PLC Class A	72,996	16,408
Automatic Data Processing, Inc.	43,600	5,795
Black Knight, Inc. (a)	34,900	2,615
CACI International, Inc. Class A (a)	16,200	3,367
EPAM Systems, Inc. (a)	17,600	5,105
Euronet Worldwide, Inc. (a)	47,700	4,586
FleetCor Technologies, Inc. (a)	36,400	9,412
Global Payments, Inc.	59,726	10,632
Jack Henry & Associates, Inc.	17,200	3,067
MasterCard, Inc. Class A	89,173	27,513
PayPal Holdings, Inc. (a)	99,383	19,486
Square, Inc. (a)	86,300	11,206
VeriSign, Inc. (a)	26,900	5,694
Visa, Inc. Class A	191,423	36,447
		161,333
Semiconductors & Semiconductor Equipment - 3.4%
Lam Research Corp.	37,503	14,145
NVIDIA Corp.	66,300	28,150
Universal Display Corp.	33,900	5,914
Xilinx, Inc.	23,100	2,480
		50,689
Software - 15.1%
Adobe, Inc. (a)	51,488	22,877
Alarm.com Holdings, Inc. (a)	10,600	742
Alteryx, Inc. Class A (a)	9,000	1,579
ANSYS, Inc. (a)	19,800	6,150
Aspen Technology, Inc. (a)	11,200	1,089
Atlassian Corp. PLC (a)	13,400	2,367
Autodesk, Inc. (a)	23,800	5,627
Cadence Design Systems, Inc. (a)	58,400	6,380
Ceridian HCM Holding, Inc. (a)	63,500	4,971
Citrix Systems, Inc.	10,817	1,544
Coupa Software, Inc. (a)	6,600	2,023
Datadog, Inc. Class A (a)	7,700	723
Dynatrace, Inc.	20,500	858
Fair Isaac Corp. (a)	22,700	9,970
Fortinet, Inc. (a)	53,100	7,344
HubSpot, Inc. (a)	8,200	1,924
Intuit, Inc.	49,127	15,051
Manhattan Associates, Inc. (a)	7,700	738
Microsoft Corp.	493,320	101,134
Paycom Software, Inc. (a)	14,400	4,095
Salesforce.com, Inc. (a)	89,261	17,393
ServiceNow, Inc. (a)	16,900	7,422
Synopsys, Inc. (a)	18,800	3,745
		225,746
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	154,092	65,495

TOTAL INFORMATION TECHNOLOGY		532,191

MATERIALS - 1.2%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	28,900	8,284
Sherwin-Williams Co.	13,800	8,941
		17,225
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	49,000	12,808
Equity Lifestyle Properties, Inc.	53,000	3,621
SBA Communications Corp. Class A	18,200	5,670
		22,099
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	98,300	4,307

TOTAL REAL ESTATE		26,406

UTILITIES - 0.8%
Electric Utilities - 0.8%
NextEra Energy, Inc.	39,600	11,116
NRG Energy, Inc.	47,081	1,592
		12,708
TOTAL COMMON STOCKS
(Cost $1,029,550)		1,491,764

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.14% (c)	5,446,377	5,448
Fidelity Securities Lending Cash Central Fund 0.13% (c)(d)	53,895	54
TOTAL MONEY MARKET FUNDS
(Cost $5,502)		5,502
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,035,052)		1,497,266
NET OTHER ASSETS (LIABILITIES) - 0.0%		(275)
NET ASSETS - 100%		$1,496,991

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$18
Fidelity Securities Lending Cash Central Fund	23
Total	$41

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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